Financial Instruments - Summary of Trade Receivables Ageing Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 3,645	$ 3,620
Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,729	3,706
Accumulated Impairment
Disclosure Of Financial Instruments [Line Items]
Trade receivables	84	86
Not Due | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	2,772	2,707
Less Than 6 Months | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	879	889
6 Months to 1 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	24	42
1-2 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	32	53
2 - 3 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	9	1
More Than 3 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 13	$ 14